CONDENSED STATEMENT OF CASH FLOWS - USD ($)	3 Months Ended	6 Months Ended	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2020	Sep. 30, 2021	Dec. 31, 2020
Cash Flows from Operating Activities:
Net income		$ 1,752,939	$ 9,721,238	$ (9,188,357)
Adjustments to reconcile net income to net cash used in operating activities:
Interest earned on marketable securities held in Trust Account		(36,426)	(61,010)	(91,362)
Change in fair value of warrant liability	$ (2,500,000)	(2,500,000)	(14,433,236)	7,487,000
Offering costs allocated to warrant liability			667,259	667,259
Transaction costs - warrants	667,259	667,259
Payment of formation costs through promissory note - related party		1,548		1,548
Changes in operating assets and liabilities:
Prepaid expenses		(385,683)	171,117	(343,839)
Accounts payable and accrued expenses		21,830	3,516,107	859,811
Net cash used in operating activities		(478,533)	(1,085,784)	(607,940)
Cash Flows from Investing Activities:
Investment of cash into Trust Account		(230,000,000)		(230,000,000)
Net cash used in investing activities		(230,000,000)		230,000,000
Cash Flows from Financing Activities:
Proceeds from issuance of Class B ordinary shares to Sponsor		25,000		25,000
Proceeds from sale of Units, net of underwriting discounts paid		225,400,000		225,400,000
Proceeds from sale of Private Placement Warrants		6,600,000		6,600,000
Lending facility deposit		(900,000)
Proceeds from promissory note - related party		62,558	309,210	62,558
Repayment of promissory note - related party		(186,760)		(186,760)
Payment of offering costs		(477,242)		(500,442)
Net cash provided by financing activities		230,523,556	309,210	(231,400,356)
Net Change in Cash		45,023	(776,574)	(792,416)
Cash - Beginning			792,416
Cash - Ending	$ 45,023	45,023	$ 15,842	792,416
Non-cash investing and financing activities:
Deferred underwriting fee payable		8,050,000		8,050,000
Payment of offering costs through promissory note - related party		$ 122,654		$ 122,654